LONG-TERM RECEIVABLE	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
LONG-TERM RECEIVABLE	LONG-TERM RECEIVABLEThe receivable in the comparative period is Alternative Minimum Tax ("AMT") recoverable due to the enactment of U.S. Tax Reform legislation on December 22, 2017. The Company had a total of $1.43 million in AMT credits as a result of the Corona Virus Aid, Relief, and Economic Security ("CARES") Act which was enacted March 27, 2020. During the year ended December 31, 2022, the Company recovered the balance receivable plus accrued interest.